TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE PAYABLES AND ACCRUED LIABILITIES
Schedule of trade payables and accrued liabilities

	December 31,	December 31,
	2024	2023
Trade payables and accrued trade liabilities	$11,339	$9,793
Royalties payable (note 4(b))	3,415	2,466
Payroll related	5,547	6,532
Current portion of lease obligations (note 16)	833	915
Other	1,460	950
	$22,594	$20,656